Results per share	12 Months Ended
Dec. 31, 2022
Results Per Share
Results per share

24.	Results per share

Basic earnings per share are calculated by dividing the net income for the year attributed to the Company’s controlling shareholders by the weighted average number of all classes of shares outstanding during the year. Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares.

On December 31, 2022, December 31, 2021 and December 31, 2020, the Company has only one category of potentially dilutive shares (stock option), as described in Note 25. Due to the losses ascertained in the years ended on December 31, 2022, December 31, 2021 and December 31, 2020, these instruments issued by the parent company have no dilutive effect and therefore were not included in the total quantity of outstanding shares to calculate diluted losses per share.

The Company's loss per share was determined as follows:

Schedule of earnings (loss) per share
	2022			2021			2020
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Numerator
Net loss for the year attributed to controlling shareholders	(311,590)	(1,249,883)	(1,561,473)	(1,560,971)	(5,660,567)	(7,221,538)	(1,377,078)	(4,611,050)	(5,988,128)
Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	327,062		2,863,683	295,486		2,863,683	273,967

Basic loss per share	(0.109)	(3.822)		(0.545)	(19.157)		(0.481)	(16.831)
Diluted loss per share	(0.109)	(3.822)		(0.545)	(19.157)		(0.481)	(16.831)